Annual Fund Operating Expenses - Conductor Global Equity Value ETF	Feb. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2027
Conductor Global Equity Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	1.25%

[1]	The Fund’s investment adviser, IronHorse Capital LLC (the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. These fee waiver and expense reimbursements are not recoupable by the Adviser. This arrangement will remain in effect through at least March 1, 2027, as the Adviser has agreed to continue it for the duration of its investment advisory agreement with the Fund. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.